Income Taxes - Summary of the Detail of Income Tax Expense for the Periods (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
US					$ 15,244	$ 8,469
Korea					1,928	2,367
Total Current Taxes					17,172	10,836
Deferred:
US					5,105	5,278
Korea					(683)	(2,572)
Total Deferred Taxes			$ 522	$ 2,699	4,422	2,706
Total Income Tax Expense	$ 2,837	$ 7,143	$ 9,528	$ 10,771	$ 21,594	$ 13,542